UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2022-NQM1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01       AMC Diligence, LLC (“AMC”) Narrative

99.02       AMC Rating Agency Grades Report

99.03       AMC Exception Grades Report

99.04       AMC Valuation Summary Report

99.05       AMC Business Purpose Report

99.06       AMC Data Compare Report

99.07       AMC NPL Only Extract Report

99.08       AMC Servicing Pay History Report

99.09       AMC Delinquency Report

99.10       Clayton Services LLC (“Clayton”) Narrative

99.11       Clayton Conditions Summary Report

99.12       Clayton Conditions Detail Report

99.13       Clayton Loan Grades Report

99.14       Clayton Loan Level Tape Compare Report

99.15       Clayton Non ATR QM Report

99.16       Clayton Rating Agency ATR QM Data Fields Report

99.17       Clayton Valuations Report

99.18       Consolidated Analytics, Inc (“CA”) Narrative

99.19       CA Due Diligence Standard Report

99.20       CA Valuation Summary Report

99.21       CA Grading Summary Report

99.22       CA Data Compare Report

99.23       CA Annaly Standardized TP Report

99.24       CA Loan Level Findings Report

99.25       Incenter LLC d/b/a Edgemac (“Edgemac”) Narrative

99.26       Edgemac Exception Report

99.27       Edgemac Loan Exception Report

99.28       Edgemac Rating Agency Grades Report

99.29       Edgemac Supplemental Data Report

99.30       Edgemac Final Tap Compare Report

99.31       Edgemac Valuation Summary Report

99.32       Inglet Blair, LLC (“Inglet Blair”) Narrative

99.33       Inglet Blair Loan Summary Report

99.34       Inglet Blair Exception Detail Report

99.35       Inglet Blair Final Grading Summary Report

99.36       Inglet Blair QM Summary Report

99.37       Inglet Blair Data Compare Report

99.38       Inglet Blair Valuation Report

99.39       Inglet Blair Pay History Report

99.40       Recovco Mortgage Management, LLC (“Recovco”) Narrative

99.41       Recovco Rating Agency Grades Report

99.42       Recovco Loan Level Exception Report

99.43       Recovco Exception Level Report

99.44       Recovco Valuation Summary Report

99.45       Recovco Data Comparison Report

99.46       Recovco QM ATR Report

99.47       Selene Diligence LLC (“Selene”) Narrative

99.48       Selene Rating Agency Grades Report

99.49       Selene Standard Findings Report

99.50       Selene Valuation Report

99.51       Selene Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: January 6, 2022	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory